Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
May. 31, 2015
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consists of the following components:

(In thousands)	Foreign Currency Translation Adjustments	Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax	Unrealized Gain (Loss) On Derivatives, Net of Tax	Unrealized Gain (Loss) On Securities, Net of Tax	Total
Balance at June 1, 2012	$(8,517)	$(174,174)	$1,200	$3,598	$(177,893)
Reclassification adjustments for gains included in net income, net of tax benefit of $633				(1,953)	(1,953)
Other comprehensive income	(15,911)	48,100	14	7,860	40,063
Deferred taxes		(17,481)	(18)	(1,971)	(19,470)

Balance at May 31, 2013	(24,428)	(143,555)	1,196	7,534	(159,253)
Reclassification adjustments for gains included in net income, net of tax benefit of $586				(1,220)	(1,220)
Other comprehensive income	9,533	(16,418)	(1,215)	6,715	(1,385)
Deferred taxes		6,325	304	(1,653)	4,976

Balance at May 31, 2014	(14,895)	(153,648)	285	11,376	(156,882)
Reclassification adjustments for gains included in net income, net of tax benefit of $2,307			(125)	(4,209)	(4,334)
Increase in equity ownership - SPHC		(9,601)			(9,601)
Other comprehensive income	(216,755)	(10,817)	(341)	(3,884)	(231,797)
Deferred taxes		5,734	181	2,564	8,479

Balance at May 31, 2015	$(231,650)	$(168,332)	$—	$5,847	$(394,135)